Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	September 2011
Distribution Date	10/17/11
Transaction Month	4
30/360 Days	30
Actual/360 Days	32

I.  ORIGINAL DEAL PARAMETERS

Cut off Date:		April 22, 2011
Closing Date:		May 18, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,057,739,792.32	59,025	4.54%	59.86
Original Adj. Pool Balance:		$1,010,117,970.23

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$204,000,000.00	19.286%	0.24828%		May 15, 2012
Class A-2 Notes	Fixed	$313,000,000.00	29.591%	0.59000%		March 17, 2014
Class A-3 Notes	Fixed	$277,000,000.00	26.188%	1.04000%		September 15, 2015
Class A-4 Notes	Fixed	$110,050,000.00	10.404%	1.65000%		February 15, 2017
Class B Notes	Fixed	$36,360,000.00	3.438%	2.27000%		February 15, 2017
Class C Notes	Fixed	$34,340,000.00	3.247%	2.86000%		March 15, 2017
Class D Notes	Fixed	$25,250,000.00	2.387%	3.51000%		November 15, 2017
Total Securities		$1,000,000,000.00	94.541%

Overcollateralization		$10,117,970.23	0.957%
YSOA		$47,621,822.09	4.502%
Total Original Pool Balance		$1,057,739,792.32	100.00%

II.  POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$74,253,687.69	0.3639887	$49,285,787.55	0.2415970	$24,967,900.14
Class A-2 Notes	$313,000,000.00	1.0000000	$313,000,000.00	1.0000000	$-
Class A-3 Notes	$277,000,000.00	1.0000000	$277,000,000.00	1.0000000	$-
Class A-4 Notes	$110,050,000.00	1.0000000	$110,050,000.00	1.0000000	$-
Class B Notes	$36,360,000.00	1.0000000	$36,360,000.00	1.0000000	$-
Class C Notes	$34,340,000.00	1.0000000	$34,340,000.00	1.0000000	$-
Class D Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Total Securities	$870,253,687.69	0.8702537	$845,285,787.55	0.8452858	$24,967,900.14

Weighted Avg. Coupon (WAC)	4.55%		4.55%
Weighted Avg. Remaining Maturity (WARM)	56.06		55.11
Pool Receivables Balance	$933,406,579.47		$906,932,360.96
Remaining Number of Receivables	55,579		54,928

Adjusted Pool Balance	$890,456,047.10		$865,488,146.96

III.  COLLECTIONS

Principal:
Principal Collections	$25,749,440.64
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$418,843.63
Total Principal Collections	$26,168,284.27

Interest:
Interest Collections	$3,651,980.51
Late Fees & Other Charges	$36,152.47
Interest on Repurchase Principal	$-
Total Interest Collections	$3,688,132.98

Collection Account Interest	$2,601.68
Reserve Account Interest	$512.25
Servicer Advances	$-

Total Collections	$29,859,531.18

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Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	September 2011
Distribution Date	10/17/11
Transaction Month	4
30/360 Days	30
Actual/360 Days	32

IV.  DISTRIBUTIONS

Total Collections					$29,859,531.18
Reserve Account Available					$5,050,589.85
Total Available for Distribution					$34,910,121.03
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$777,838.82		$777,838.82	$777,838.82
Collection Account Interest					$2,601.68
Late Fees & Other Charges					$36,152.47
Total due to Servicer					$816,592.97

2. Class A Noteholders Interest:
Class A-1 Notes		$16,387.29		$16,387.29
Class A-2 Notes		$153,891.67		$153,891.67
Class A-3 Notes		$240,066.67		$240,066.67
Class A-4 Notes		$151,318.75		$151,318.75

Total Class A interest:		$561,664.38		$561,664.38	$561,664.38

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$68,781.00		$68,781.00	$68,781.00

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$81,843.67		$81,843.67	$81,843.67

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,856.25		$73,856.25	$73,856.25

Available Funds Remaining:					$28,256,792.91

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$24,967,900.14

		Distributable Amount		Paid Amount
Class A-1 Notes				$24,967,900.14
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$24,967,900.14		$24,967,900.14
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$24,967,900.14		$24,967,900.14

10. Available Amounts Remaining to Reserve Account					3,288,892.77

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					3,288,892.77

V.  YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$42,950,532.37
Beginning Period Amount	$42,950,532.37
Current Period Amortization	$1,506,318.37
Ending Period Required Amount	$41,444,214.00
Ending Period Amount	$41,444,214.00
Next Distribution Date Amount	$39,963,605.84

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Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	September 2011
Distribution Date	10/17/11
Transaction Month	4
30/360 Days	30
Actual/360 Days	32

VI.  RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,050,589.85
Beginning Period Amount	$5,050,589.85
Current Period Release to Collection Account	$-
Current Period Deposit	$3,288,892.77
Current Period Release to Depositor	$3,288,892.77
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,050,589.85
Ending Period Amount	$5,050,589.85

VII.  OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$20,202,359.40	$20,202,359.40	$20,202,359.40
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		2.27%	2.33%	2.33%

VIII.  DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.06%	54,414	99.05%	$898,357,292.25
30 - 60 Days	0.74%	407	0.75%	$6,810,771.90
61 - 90 Days	0.16%	90	0.16%	$1,444,427.51
91 + Days	0.03%	17	0.04%	$319,869.30
		54,928		$906,932,360.96
Total
Delinquent Receivables 61 + days past due	0.19%	107	0.19%	$1,764,296.81
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.17%	96	0.18%	$1,661,718.63
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.15%	86	0.16%	$1,525,574.63
Three-Month Average Delinquency Ratio	0.17%		0.18%

Repossession in Current Period		40		$738,615.29
Repossession Inventory		52		$629,257.75

Charge-Offs
Gross Principal of Charge-Off for Current Period				$724,777.87
Recoveries				$(418,843.63)
Net Charge-offs for Current Period				$305,934.24

Beginning Pool Balance for Current Period				$933,406,579.47

Net Loss Ratio				0.39%
Net Loss Ratio for 1st Preceding Collection Period				0.71%
Net Loss Ratio for 2nd Preceding Collection Period				0.21%
Three-Month Average Net Loss Ratio for Current Period				0.44%

Cumulative Net Losses for All Periods				$1,133,364.57
Cumulative Net Losses as a % of Initial Pool Balance				0.11%

Principal Balance of Extensions				$2,592,737.37
Number of Extensions				132

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